UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      Oppenheimer Senior Floating Rate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                            Principal
                                                                               Amount              Value
---------------------------------------------------------------------------------------------------------
CORPORATE LOANS--104.5%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.8%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--8.0%
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.81%, 8/25/11 1,2                                         $    10,000,000    $     9,987,500
---------------------------------------------------------------------------------------------------------
Exide Technologies, Sr. Sec. Credit Facilities Term Loan:
Tranche US, 5.25%, 5/5/10 1,2                                               4,500,000          4,511,250
Tranche EU, 5.25%, 5/5/10 1,2                                               4,500,000          4,511,250
---------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, Tranche B, 2/24/05 1,2,3                             5,000,000          4,626,565
---------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, Tranche B, 1.75%-3.71%, 2/24/05 1,2                  5,351,899          4,952,182
---------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan, Debtor
in Possession, Tranche B, 4.938%, 2/6/05 1,2                                3,838,162          3,881,341
---------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 1st
Lien Asset-Backed Loan, 5.69%, 3/31/06 1,2                                  4,500,000          4,587,188
---------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd
Lien Asset-Backed Loan, 6.43%, 3/31/06 1,2                                  5,000,000          5,073,440
---------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities Term
Loan, 6.34%, 7/28/07 1,2                                                    8,000,000          8,092,504
---------------------------------------------------------------------------------------------------------
Grand Vehicle Works Holdings Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.83%-5.08%, 7/23/10 1,2                         9,975,000          9,900,188
---------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term
Loan, 6/3/09 1,2,3                                                          6,583,423          6,672,918
---------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term
Loan, 5.33%-6%, 6/3/09 1,2                                                  1,994,763          2,021,878
---------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6/25/10 1,2,3                                                    1,000,000          1,012,188
Tranche C, 6/25/11 1,2,3                                                    5,000,000          5,009,375
---------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.87%-5.12%, 6/23/11 2                                          11,970,000         12,164,512
---------------------------------------------------------------------------------------------------------
Meridian Automotive Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.475%-6.74%, 3/23/10 2                          9,452,475          8,814,432
---------------------------------------------------------------------------------------------------------
Metaldyne Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche D, 6.313%, 12/31/09 2                                              11,612,220         11,585,605
Tranche D, 6.313%, 12/31/09 1,2                                                14,607             14,573
---------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.42%-4.88%, 12/15/10 1,2                                        6,422,414          6,542,834
Tranche B1, 4.84%, 12/12/08 1,2                                             1,551,724          1,581,466
---------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche
C, 5.227%, 6/7/11 2                                                        10,130,000         10,066,688
---------------------------------------------------------------------------------------------------------
Transportation Technologies Industry, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.725%-5.95%, 3/14/09 1,2                    1,990,000          2,006,583
---------------------------------------------------------------------------------------------------------
Transportation Technologies Industry, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, Tranche B, 9.07%, 3/14/09 1,2                4,000,000          4,072,500
---------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche D1, 4.125%, 2/28/11 1,2                                             6,000,000          6,100,626
                                                                                         ----------------
                                                                                             137,789,586
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.0%
Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 2.80%, 8/31/10 1,2                                               7,985,784          7,726,246
Tranche B, 5.975%, 8/31/10 1,2                                                 18,300             17,705
---------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.76%-6.639%, 8/5/09 1,2                                         2,402,085          2,420,852
---------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.475%, 2/24/11 2                                                          10,306,629         10,358,162
---------------------------------------------------------------------------------------------------------
Caribbean Restaurants LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.62%-4.71%, 5/25/09 2                                           8,925,000          9,039,356
---------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc., Sr. Sec. Credit Facilities Term Loan,
4.875%, 5/28/10 1,2                                                         2,119,447          2,164,485
---------------------------------------------------------------------------------------------------------
Denny's Corp. Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.16%, 8/17/09 1,2                                                          9,000,000          9,199,692
---------------------------------------------------------------------------------------------------------
Felcor Lodging LP, Sr. Sec. Credit Facilities Term Loan, 5.84%,
6/1/11 1,2                                                                 12,000,000         12,450,000
---------------------------------------------------------------------------------------------------------
Global Cash Access LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.59%, 3/10/10 1,2                                               2,925,000          2,978,016
---------------------------------------------------------------------------------------------------------
Green Valley Ranch Resort and Spa, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.725%, 12/22/10 1,2                                       1,488,750          1,511,081
---------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 1%, 8/27/10 1,2                                         2,300,000          2,334,500
---------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.98%, 8/27/10 1,2                                                      550,000            558,250
---------------------------------------------------------------------------------------------------------
Scientific Games Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche D, 4.50%, 12/31/09 2                                                4,763,007          4,834,453
---------------------------------------------------------------------------------------------------------
Venetian Resort Hotel Casino (The), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.29%, 6/15/11 1,2                                    6,363,636          6,481,631
---------------------------------------------------------------------------------------------------------
Venetian Resort Hotel Casino (The), Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 0.75%, 2/20/05 1,2                                 1,636,363          1,661,422
---------------------------------------------------------------------------------------------------------
Wyndam International, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche I, 6.625%, 6/30/06 1,2                                              9,066,202          9,088,868
Tranche II, 7.625%, 4/1/06 1,2                                              3,488,642          3,501,289
                                                                                         ----------------
                                                                                              86,326,008
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Culligan International Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.34%, 9/30/11 1,2                                              10,000,000         10,154,250
---------------------------------------------------------------------------------------------------------
Springs Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6%, 9/5/08 1,2                                                   5,854,926          5,894,265
                                                                                         ----------------
                                                                                              16,048,515
---------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan,
5.375%, 11/4/09 1,2                                                         7,443,750          7,541,449
---------------------------------------------------------------------------------------------------------
MEDIA--12.5%
American Reprographics Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.92%, 12/18/09 1,2                                             10,534,560         11,219,306
---------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.05%, 9/1/11 1,2                                                8,000,000          8,130,000
---------------------------------------------------------------------------------------------------------
Bragg Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.293%, 9/1/11 1,2                                              10,000,000         10,093,750
---------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 4.438%-5.225%, 2/4/09 1,2                                             7,792,071          8,064,793
---------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.83%-6.885%, 2/23/09 1,2                                   2,493,734          2,503,866
---------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 8%-9.59%, 2/23/10 1,2                           18,398,772         18,352,775
---------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Revolving
Credit Loan, 4.672%, 12/31/07 1,2                                           7,587,500          7,568,531
---------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
4.662%, 12/31/07 1,2                                                       10,412,500         10,386,469
---------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 5.13%, 4/27/10 2                                                28,500,000         28,002,732
Tranche B, 4.92%, 4/27/11 2                                                 5,461,250          5,425,806
---------------------------------------------------------------------------------------------------------
Cygnus Business Media, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.623%, 12/31/08 1,2                                             6,666,667          6,650,000
---------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.275%, 3/31/06 1,2                                   8,497,894          8,540,383
---------------------------------------------------------------------------------------------------------
GT Brands LLC, Sr. Sec. Credit Facilities Term Loan, Tranche A,
9.59%, 9/6/07 1,2                                                           3,413,352          2,764,815
---------------------------------------------------------------------------------------------------------
Herald Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.45%, 7/31/11 1,2                                               4,987,500          5,056,078
---------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities
Term Loan, 3.94%-4.09%, 6/30/11 2                                          15,000,000         15,206,250
---------------------------------------------------------------------------------------------------------
Nep, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.70%, 2/1/11 1,2                                                        2,500,000          2,528,125
---------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.05%-4.31%, 6/30/11 1,2                                         4,987,503          5,065,950
---------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 4.225%, 10/19/10 2                                                       5,044,485          5,112,585
---------------------------------------------------------------------------------------------------------
TransWestern Publishing Co. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.938%-5.656%, 2/25/11 1,2                       8,679,705          8,790,918
---------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, Sr. Sec. Credit Facilities
Term Loan, Tranche C-2, 7.325%-7.381%, 3/31/09 1,2                         15,522,000         15,813,038
---------------------------------------------------------------------------------------------------------
Vutek, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.131%, 6/24/11 1,2                                                        10,987,500         10,891,359
---------------------------------------------------------------------------------------------------------
Wallace Theaters, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.23%, 8/4/09 1,2                                                           7,481,250          7,565,414
---------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., Sr. Sec. Credit Facilities Floating Rate
Nts., 7.194%, 5/1/09 1,2                                                   11,000,000         11,288,750
                                                                                         ----------------
                                                                                             215,021,693
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Bear Creek Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.47%, 6/15/10 1,2                                                          1,500,000          1,530,000
---------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 4.23%, 8/20/11 1,2                                                      13,000,000         13,006,097
---------------------------------------------------------------------------------------------------------
Getty Petroleum Marketing, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.23%, 5/19/10 2                                           7,375,000          7,494,844
---------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.461%-4.639%, 6/24/10 1,2                                       7,500,000          7,577,347
---------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.44%-5.46%, 1/20/08 2                                     5,000,000          5,021,875
---------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.75%, 7/9/09 2                                                 10,395,769         10,558,203
---------------------------------------------------------------------------------------------------------
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.88%-6.733%, 7/15/09 1,2                                       10,977,500         11,066,692
                                                                                         ----------------
                                                                                              56,255,058
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan, Tranche
A, 8.875%, 9/29/09 1,2                                                      7,830,176          8,449,253
---------------------------------------------------------------------------------------------------------
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan, 5.13%,
6/7/10 1,2                                                                  2,966,250          3,029,283
                                                                                         ----------------
                                                                                              11,478,536
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.5%
---------------------------------------------------------------------------------------------------------
BEVERAGES--0.5%
DS Waters Enterprises LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.37%-6.67%, 11/7/09 1,2                                         1,000,000            974,001
---------------------------------------------------------------------------------------------------------
Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.62%-5.875%, 5/20/10 1,2                                                3,975,012          4,029,669
---------------------------------------------------------------------------------------------------------
Sunny Delight, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.98%, 8/3/10 2                                                             3,000,000          3,022,500
                                                                                         ----------------
                                                                                               8,026,170
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
The Pantry, Inc., Sr. Sec. Credit Facilities Term Loan, 4.21%,
2/18/11 2                                                                   5,513,043          5,599,185
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.6%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.09%, 3/31/09 1,2                                               5,039,810          5,072,886
---------------------------------------------------------------------------------------------------------
Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 7.73%, 12/1/09 1,2                                              11,600,034          7,061,521
---------------------------------------------------------------------------------------------------------
Land O'Lakes, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.71%, 10/11/08 1,2                                                      2,628,204          2,674,744
---------------------------------------------------------------------------------------------------------
Leiner Health Products, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.89%, 5/27/11 1,2                                         3,990,000          4,049,850
---------------------------------------------------------------------------------------------------------
Luigino's, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.813%-5%, 4/2/11 1,2                                                       7,460,006          7,529,944
---------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.12%-6.20%, 10/10/09 1,2                                                   4,951,787          4,852,751
---------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.84%, 10/10/09 1,2                                                         4,000,000          3,780,000
---------------------------------------------------------------------------------------------------------
Natural Supplement Association, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.475%, 5/13/09 2                                          2,992,500          2,999,981
---------------------------------------------------------------------------------------------------------
Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 7.48%, 4/11/10 1,2                                               3,500,000          3,360,000
---------------------------------------------------------------------------------------------------------
Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.98%, 10/4/09 1,2                                               3,598,473          3,571,484
                                                                                         ----------------
                                                                                              44,953,161
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.2%
Holmes Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.961%-5.12%, 5/10/11 1,2                                  8,977,500          8,977,500
---------------------------------------------------------------------------------------------------------
Playpower, Inc., Sr. Sec. Credit Facilities Term Loan,
6.37%-6.48%, 2/1/10 1,2                                                    10,797,009         10,877,986
                                                                                         ----------------
                                                                                              19,855,486
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.9%
AAI.FosterGrant, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.84%, 10/1/10 1,2                                               7,000,000          7,017,500
---------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.84%-5.38%, 4/29/11 1,2                                         4,477,500          4,544,662
---------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.11%, 10/29/11 1,2                                              2,000,000          2,030,000
---------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.46%, 12/18/10 2                                     4,975,000          5,058,953
---------------------------------------------------------------------------------------------------------
Jostens Intermediate Holdings Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 1%-4.54%, 10/4/11 1,2                                 5,500,000          5,589,375
---------------------------------------------------------------------------------------------------------
Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.51%-5.585%, 6/18/10 1,2                                        5,000,000          5,059,375
---------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche A, 8.188%, 8/16/09 1,2                                   9,054,772          8,783,129
---------------------------------------------------------------------------------------------------------
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.85%-5.06%, 3/23/10 1,2                                         8,977,494          9,112,156
---------------------------------------------------------------------------------------------------------
Riddell Bell Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.75%-6.148%, 9/30/11 1,2                                        3,000,000          3,048,750
                                                                                        -----------------
                                                                                              50,243,900
---------------------------------------------------------------------------------------------------------
ENERGY--7.8%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.33%-6.885%, 4/10/11 1,2                                                  11,550,000         11,689,558
---------------------------------------------------------------------------------------------------------
Headwaters, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.58%-9.098%, 10/10/12 1,2                                                  2,000,000          2,048,750
                                                                                         ----------------
                                                                                              13,738,308
---------------------------------------------------------------------------------------------------------
OIL & GAS--7.0%
Alon USA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
10%, 10/3/10 2                                                              9,000,000          9,270,000
---------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 8.09%-10.50%, 3/15/09 2                                                 15,466,241         15,466,241
---------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., Sr. Sec. Credit Facilities Term Loan,
5.24%-5.36%, 10/29/09 2                                                     9,964,286         10,088,841
---------------------------------------------------------------------------------------------------------
Celero Energy LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.34%, 9/30/11 1,2                                                          8,000,000          8,020,000
---------------------------------------------------------------------------------------------------------
Celero Energy LP, Sr. Sec. Credit Facilities Revolving Credit
Loan, 9/30/08 1,2,3                                                         6,985,577          6,972,479
---------------------------------------------------------------------------------------------------------
Celero Energy LP, Sr. Sec. Credit Facilities Revolving Credit
Loan, 0.50%-4.42%, 9/30/08 1,2                                              3,014,423          3,008,770
---------------------------------------------------------------------------------------------------------
Coffeyville Resources LLC, Sr. Sec. Credit Facilities Term Loan,
6.95%-8.75%, 4/16/10 2                                                     11,940,000         11,999,700
---------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.225%, 7/1/11 1,2                                         9,475,000          9,662,529
---------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 7.131%, 7/1/12 1,2                                         7,000,000          7,116,669
---------------------------------------------------------------------------------------------------------
Dynegy, Inc., Sr. Sec. Credit Facilities Term Loan, 5.84%,
5/28/10 1,2                                                                 8,982,500          9,181,804
---------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.94%, 6/17/06 1,2                                               6,479,599          6,511,997
Tranche C, 5.94%, 6/17/06 1,2                                               1,286,138          1,292,569
---------------------------------------------------------------------------------------------------------
Power Well Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.69%, 7/30/09 1,2                                   10,000,000         10,025,000
---------------------------------------------------------------------------------------------------------
Quest Cherokee LLC, Sr. Sec. Credit Facilities Term Loan, 5.761%,
7/8/10 1,2                                                                 10,000,000         10,100,000
---------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.37%, 4/15/08 2                                                 1,940,000          2,000,625
                                                                                         ----------------
                                                                                             120,717,224
---------------------------------------------------------------------------------------------------------
FINANCIALS--2.1%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Refco Group Ltd. LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.66%, 8/1/11 1,2                                               16,000,000         16,046,672
---------------------------------------------------------------------------------------------------------
INSURANCE--1.2%
Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.41%, 6/22/10 2                                                           13,965,000         14,258,852
---------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.21%, 3/9/08 2                                                             6,150,000          6,203,813
                                                                                         ----------------
                                                                                              20,462,665
---------------------------------------------------------------------------------------------------------
HEALTH CARE--5.8%
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
UTI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.96%-5.13%, 6/3/10 1,2                                                     3,990,000          4,029,900
                                                                                         ----------------
                                                                                               4,029,900
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.781%-5.84%, 8/27/09 1,2                                        3,700,000          3,690,750
Tranche C, 8.75%, 2/27/10 1,2                                                 995,000            995,000
---------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.26%, 6/30/09 1,2                                               9,982,958         10,099,429
---------------------------------------------------------------------------------------------------------
ConnectiCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.249%-5.725%, 10/30/09 1,2                                              2,250,000          2,261,250
---------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.79%, 11/15/09 1,2                                              5,380,367          5,447,621
---------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 9.79%, 11/15/09 1,2                                2,080,196          2,106,199
---------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan,
10.375%, 1/16/11 1                                                         11,500,000         12,132,500
---------------------------------------------------------------------------------------------------------
InSight Health Services Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.475%, 9/19/08 2                                          5,350,721          5,394,196
---------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Sec. Credit Facilities Letter
of Credit Term Loan, 5.34%, 8/15/08 1,2                                     1,250,000          1,259,375
---------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Sec. Credit Facilities Term
Loan, 5.38%, 8/15/08 1,2                                                      887,500            894,156
---------------------------------------------------------------------------------------------------------
MedCath Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.06%-6.393%, 6/30/10 1,2                                                   3,990,000          4,048,605
---------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan, 4.73%,
3/4/09 1,2                                                                  2,985,000          3,018,581
---------------------------------------------------------------------------------------------------------
Serologicals Corp., Sr. Sec. Credit Facilities Term Loan, 4.39%,
9/23/11 1,2                                                                 6,000,000          6,090,000
---------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.44%-6.393%, 2/25/10 1,2                                        2,925,002          2,961,563
---------------------------------------------------------------------------------------------------------
SHPS, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.50%, 11/1/11 1,2                                                          3,000,000          3,016,875
---------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.49%, 6/28/10 1,2                                          2,992,500          3,029,906
---------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 8.74%, 6/28/11 1,2                                          4,000,000          4,110,000
---------------------------------------------------------------------------------------------------------
Team Health, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.23%, 3/23/11 2                                                         3,980,000          4,017,313
---------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 10/29/10 1,2,3                                                   7,000,000          7,017,500
---------------------------------------------------------------------------------------------------------
US Oncology, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 4.688%-4.875%, 8/20/11 1,2                                               1,995,000          2,014,950
---------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.07%-5.31%, 9/24/11 1,2                                   7,000,000          7,124,691
                                                                                         ----------------
                                                                                              90,730,460
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.3%
Alpharma, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.12%-5.23%, 10/5/08 1,2                                                    5,619,297          5,650,904
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--18.1%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.37%-6.71%, 8/10/11 1,2                                        11,000,000         11,000,000
---------------------------------------------------------------------------------------------------------
CACI International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.71%-3.95%, 5/3/11 1,2                                          4,975,000          5,024,750
---------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., Sr. Sec. Credit
Facilities Term Loan, 4.84%-4.94%, 7/23/10 1,2                              4,577,000          4,649,468
---------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 15%, 6/30/08 1                                          6,105,500          6,166,555
---------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 7.256%, 3/31/06 1,2                                              1,500,000          1,515,000
Tranche B, 7.506%, 3/31/07 1,2                                              1,000,000          1,010,000
Tranche D, 8.006%, 12/31/07 1,2                                             1,206,076          1,206,076
---------------------------------------------------------------------------------------------------------
Gate Gourmet International, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.50%, 12/20/08 1,2                                             10,455,000         10,664,100
---------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.875%, 3/28/07 1,2                                                         1,964,913          1,975,557
---------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.451%-4.525%, 8/1/12 1,2                                  4,846,154          4,915,818
---------------------------------------------------------------------------------------------------------
Titan Corp. (The), Sr. Sec. Credit Facilities Term Loan, Tranche
B, 4.61%-6.639%, 6/30/09 2                                                  9,907,193         10,040,325
---------------------------------------------------------------------------------------------------------
United Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 8%, 6/30/05 1,2                                       6,000,000          6,067,500
                                                                                         ----------------
                                                                                              64,235,149
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--3.9%
CHI Overhead Doors, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.377%, 4/22/11 1,2                                              5,000,000          5,062,500
---------------------------------------------------------------------------------------------------------
Comp Polymer, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.04%, 3/9/10 1,2                                                           4,985,000          5,030,179
---------------------------------------------------------------------------------------------------------
Comp Polymer, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.79%, 9/9/10 1,2                                                           5,000,000          5,012,500
---------------------------------------------------------------------------------------------------------
Formica Corp.(Canada), Sr. Sec. Credit Facilities Term Loan,
6.871%-8.115%, 6/15/10 1,2                                                  1,663,142          1,671,460
---------------------------------------------------------------------------------------------------------
Formica Corp.(Spain), Sr. Sec. Credit Facilities Term Loan,
6.871%-8.115%, 6/15/10 1,2                                                  4,065,138          4,085,464
---------------------------------------------------------------------------------------------------------
Formica Corp.(UK), Sr. Sec. Credit Facilities Term Loan,
6.871%-8.115%, 6/15/10 1,2                                                  2,078,929          2,089,323
---------------------------------------------------------------------------------------------------------
Formica Corp., Sr. Sec. Credit Facilities Term Loan,
6.871%-8.115%, 6/15/10 1,2                                                  6,055,772          6,086,051
---------------------------------------------------------------------------------------------------------
Juno Lighting, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.34%-4.37%, 11/24/10 2                                               6,636,363          6,731,762
---------------------------------------------------------------------------------------------------------
Juno Lighting, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.148%, 11/24/10 1,2                                                     22,727             23,054
---------------------------------------------------------------------------------------------------------
Juno Lighting, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 7.24%-7.44%, 5/24/11 1,2                                              1,109,090          1,122,954
---------------------------------------------------------------------------------------------------------
MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.46%-4.79%, 6/4/11 1,2                                                     5,985,001          6,056,072
---------------------------------------------------------------------------------------------------------
Masonite International Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche C, 4.563%, 8/31/08 2                                          5,207,616          5,275,153
---------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
4.62%-6.148%, 8/27/11 1,2                                                   7,000,000          7,110,832
---------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.96%-5.13%, 1/14/10 1,2                                              3,396,067          3,449,130
---------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.38%, 6/14/10 1,2                                                    4,000,000          4,030,000
---------------------------------------------------------------------------------------------------------
Professional Paint, Inc., Sr. Sec. Credit Facilities Term Loan,
5.313%-5.50%, 9/29/11 1,2                                                   4,000,000          4,055,000
                                                                                         ----------------
                                                                                              66,891,434
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.0%
Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.23%, 8/2/10 1,2                                                6,000,000          6,075,000
---------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.42%-4.63%, 1/15/10 1,2                                   7,973,578          8,065,576
---------------------------------------------------------------------------------------------------------
IESI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.07%-5.656%, 9/30/10 1,2                                                   3,960,000          4,021,876
---------------------------------------------------------------------------------------------------------
Ionics, Inc., Sr. Sec. Credit Facilities Term Loan, 4.73%,
1/6/11 1,2                                                                  4,284,841          4,339,743
---------------------------------------------------------------------------------------------------------
National Waterworks, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 4.48%, 11/22/09 1,2                                              5,967,742          6,037,368
---------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 7.84%-9.59%, 8/13/10 1,2                                         1,995,013          1,997,506
---------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities 3rd Lien
Term Loan, 6.70%, 2/9/09 1,2                                                4,741,826          4,771,462
---------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Revolving
Credit Loan, Tranche B, 2.50%-5%, 2/9/09 1,2                                   91,116             91,686
---------------------------------------------------------------------------------------------------------
Relizon Co. (The), Sr. Sec. Credit Facilities Term Loan, Tranche
B, 4.73%, 2/23/11 1,2                                                       4,379,167          4,409,273
---------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 5.20%, 6/16/10 1,2                                    6,720,000          6,778,800
---------------------------------------------------------------------------------------------------------
U.S. Investigation Services, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche C, 5.41%, 1/10/09 2                                          11,080,468         11,163,571
---------------------------------------------------------------------------------------------------------
Washington Group International, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.14%, 7/15/08 1,2                                   11,250,000         11,306,250
                                                                                         ----------------
                                                                                              69,058,111
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.2%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8/19/10 1,2,3                                                   10,270,882         10,380,010
---------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.46%-4.73%, 8/19/10 1,2                                         9,970,001         10,075,933
---------------------------------------------------------------------------------------------------------
Blount International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.88%-5.902%, 8/11/10 1,2                                       11,000,000         11,220,000
---------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.313%-5.50%, 3/31/11 1,2                                        5,974,987          6,038,472
---------------------------------------------------------------------------------------------------------
Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6%, 8/28/05 1,2                                                    733,680            704,333
Tranche C, 6.25%, 8/28/06 1,2                                               1,001,453            961,395
---------------------------------------------------------------------------------------------------------
Magnequench, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.34%, 9/30/09 1,2                                                         14,408,793         14,516,859
---------------------------------------------------------------------------------------------------------
Metokote Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.98%-5.38%, 8/12/10 1,2                                                    5,785,055          5,871,830
---------------------------------------------------------------------------------------------------------
Metokote Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.64%-7.79%, 2/12/11 1,2                                                    3,485,000          3,526,384
---------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
4.125%, 11/12/11 2                                                          8,982,500          9,100,395
---------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities
Term Loan, 5.55%-7.25%, 12/29/10 1,2                                        9,975,000         10,049,813
---------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 4.391%-4.421%, 12/17/10 1,2                                     6,852,174          6,919,270
Tranche B2, 4.391%-4.413%, 12/17/10 1,2                                     1,027,826          1,037,891
                                                                                         ----------------
                                                                                              90,402,585
---------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Gleason Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.52%-4.701%, 7/23/11 1,2                                                   8,000,000          8,100,000
---------------------------------------------------------------------------------------------------------
MARINE--0.2%
American Commercial Lines LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche C, 6.50%, 6/30/07 1,2                                         2,975,790          2,977,650
---------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Amerco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
5.72%, 2/27/09 1,2                                                          4,694,407          4,811,767
---------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Environmental Systems Products, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.281%-5.63%, 11/6/08 1,2                    2,348,222          2,377,575
---------------------------------------------------------------------------------------------------------
Environmental Systems Products, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 11.781%-12.13%, 11/6/10 1,2                             2,000,000          2,075,000
                                                                                         ----------------
                                                                                               4,452,575
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.4%
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
VeriFone, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.13%, 12/31/11 1,2                                                         2,000,000          2,040,000
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 6.86%, 10/27/10 1,2                                        5,000,000          5,025,000
---------------------------------------------------------------------------------------------------------
Transcore, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.21%-6.50%, 1/5/08 1,2                                          1,366,709          1,368,417
Tranche C, 5.21%-6.50%, 1/5/08 1,2                                          2,977,500          2,981,222
---------------------------------------------------------------------------------------------------------
Viasystems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
6.31%-6.49%, 9/30/09 1,2                                                   12,000,000         12,082,500
                                                                                         ----------------
                                                                                              21,457,139
---------------------------------------------------------------------------------------------------------
MATERIALS--10.9%
---------------------------------------------------------------------------------------------------------
CHEMICALS--6.0%
Brenntag AG, Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.73%, 2/27/12 1,2                                                          5,000,000          5,087,500
---------------------------------------------------------------------------------------------------------
Celanese AG, Sr. Sec. Credit Facilities Term Loan, Tranche C,
5.48%, 4/6/11 1,2                                                           8,000,000          8,146,664
---------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 6.311%, 4/21/13 1,2                              3,000,000          3,116,250
---------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities
Term Loan:
Tranche B1, 4.593%, 4/21/12 1,2                                             1,916,513          1,924,850
Tranche B4, 4.593%, 4/21/12 1,2                                             1,361,808          1,367,732
Tranche C1, 5.093%, 5/12/13 1,2                                             4,669,466          4,702,736
---------------------------------------------------------------------------------------------------------
Crompton Corp., Sr. Sec. Credit Facilities Term Loan, 7.67%,
8/1/10 1,2                                                                  5,000,000          5,381,250
---------------------------------------------------------------------------------------------------------
Crompton Corp., Sr. Sec. Credit Facilities Letter of Credit Term
Loan, 1.889%, 8/20/09 1,2                                                   5,000,000          5,020,315
---------------------------------------------------------------------------------------------------------
Huntsman Corp. LLC, Sr. Sec. Credit Facilities Term Loan, 5.44%,
3/31/10 1,2                                                                17,000,000         17,263,857
---------------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.188%, 12/31/10 2                                              10,500,000         10,686,375
---------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.75%, 4/27/11 1,2                                               5,552,941          5,660,530
Tranche B2, 4.75%, 4/27/11 1,2                                              2,447,059          2,488,353
---------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.21%, 4/27/10 1,2                                         2,942,500          2,967,635
---------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 8.21%, 4/27/11 1,2                                         3,000,000          3,015,000
---------------------------------------------------------------------------------------------------------
Resolution Specialty Materials, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.625%, 8/2/10 1,2                                    5,000,000          5,048,440
---------------------------------------------------------------------------------------------------------
Ripplewood Phosphorus US LLC, Sr. Sec. Credit Facilities Term
Loan, 4.98%, 6/21/11 1,2                                                    2,992,500          3,026,166
---------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.63%, 6/15/12 1,2                                        11,500,000         11,630,272
---------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., Sr. Sec. Sub. Credit Facilities
Bridge Loan, 9.96%, 5/11/11 1,2                                             2,229,010          2,234,582
---------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%,
1/31/09 1,2                                                                 1,000,000          1,017,708
---------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.75%, 1/31/10 1,2                                                          3,000,000          3,050,625
---------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Sec. Credit Facilities Term Loan,
3.95%-5.902%, 7/31/10 1,2                                                     754,167            764,065
                                                                                         ----------------
                                                                                             103,600,905
---------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.9%
Builders FirstSource, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.59%, 3/4/10 1,2                                                     5,472,500          5,520,384
---------------------------------------------------------------------------------------------------------
Builders FirstSource, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.54%, 9/4/10 1,2                                                    7,000,000          7,078,750
---------------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.75%, 8/13/10 1,2                                         2,468,750          2,482,637
                                                                                         ----------------
                                                                                              15,081,771
---------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.0%
Consolidated Container Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.938%-5.125%, 12/31/08 1,2                                      2,992,500          3,026,165
---------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 1%-6.148%, 9/15/11 1,2                                           6,500,000          6,599,535
Tranche C, 6.125%, 3/15/12 1,2                                              6,000,000          6,148,752
---------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.34%-4.51%, 8/8/10 1,2                               2,970,000          3,026,430
---------------------------------------------------------------------------------------------------------
Kerr Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.48%-6.885%, 8/13/10 2                                                     5,228,512          5,284,065
---------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.64%, 5/21/08 2                                                 2,827,381          2,877,448
---------------------------------------------------------------------------------------------------------
Precise Technology Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5%, 3/22/11 2                                                         7,462,500          7,504,477
---------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.54%-6.63%, 6/21/08 1,2                                                      347,388            348,366
                                                                                         ----------------
                                                                                              34,815,238
---------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
International Mill Service, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.82%, 11/1/10 1,2                                          2,000,000          2,025,000
---------------------------------------------------------------------------------------------------------
Ispat Sidbec, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.25%, 1/31/06 1,2                                               1,596,276          1,590,290
Tranche C, 7.25%, 1/31/06 1,2                                               2,038,374          2,030,730
---------------------------------------------------------------------------------------------------------
James River Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9%, 5/31/11 1                                                         5,735,282          5,778,297
                                                                                         ----------------
                                                                                              11,424,317
---------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.469%, 11/1/11 1,2                                             10,986,765         11,187,614
Tranche C, 4.469%, 11/1/10 1,2                                              5,513,235          5,563,444
---------------------------------------------------------------------------------------------------------
SP Newsprint Co., Sr. Sec. Credit Facilities Letter of Credit Term
Loan, Tranche B2, 4.863%, 1/9/11 2                                          3,866,667          3,924,667
---------------------------------------------------------------------------------------------------------
SP Newsprint Co., Sr. Sec. Credit Facilities Term Loan, Tranche
B1, 4.93%, 1/9/11 2                                                         2,088,333          2,119,658
                                                                                         ----------------
                                                                                              22,795,383
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
360 Americas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
D, 9/30/05 1,4,5                                                            4,477,271            257,443
---------------------------------------------------------------------------------------------------------
360networks (USA), Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 6.84%, 11/30/07 1,2                                              9,441,860          9,335,640
---------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.34%, 8/29/08 1,2                                               1,798,182          1,821,783
---------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.23%-6.42%, 5/30/08 1,2                                                    4,602,969          2,289,977
---------------------------------------------------------------------------------------------------------
NTL Investment Holdings Ltd., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.291%, 4/13/12 2                                          3,000,000          3,031,875
---------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A,
6.50%, 6/30/07 2                                                           30,000,000         31,229,460
---------------------------------------------------------------------------------------------------------
WilTel Communications Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.34%, 7/20/10 1,2                               5,000,000          5,006,250
---------------------------------------------------------------------------------------------------------
WilTel Communications Group, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 7.59%, 1/20/11 1,2                               2,500,000          2,503,125
---------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
8.119%, 7/15/09 1,2                                                         6,252,082          6,252,082
                                                                                         ----------------
                                                                                              61,727,635
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.0%
AAT Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.46%-4.64%, 1/12/12 1,2                                        10,500,000         10,644,375
---------------------------------------------------------------------------------------------------------
Centennial Cellular Operation Co. LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.338%-4.92%, 1/20/11 2                              17,640,050         17,873,145
---------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.36%-5.41%, 3/31/10 2                                          12,417,293         12,385,480
---------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A, 5.975%, 1/26/11 1,2                              1,950,000          1,960,563
---------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche B, 9%, 6/26/11 1,2                                 15,920,000         16,357,800
---------------------------------------------------------------------------------------------------------
PanAmSat Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 4.63%, 8/20/09 1,2                                               3,000,000          3,005,001
Tranche B, 4.66%, 8/20/11 1,2                                              15,500,000         15,604,796
---------------------------------------------------------------------------------------------------------
SBA Communications Corp., Sr. Sec. Credit Facilities Term Loan,
1%-5.62%, 10/30/08 2                                                        7,476,249          7,553,353
                                                                                         ----------------
                                                                                              85,384,513
---------------------------------------------------------------------------------------------------------
UTILITIES--11.5%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--9.8%
Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.39%-6.639%, 3/8/11 1,2                         4,308,365          4,336,641
---------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 5.35%-6.22%, 6/8/11 1,2                          4,770,037          4,798,362
---------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6/30/11 1,2,3                                                   10,000,000         10,172,920
---------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
3/8/07 1,2,3                                                               10,000,000         10,065,630
---------------------------------------------------------------------------------------------------------
American National Power, Sr. Sec. Credit Facilities Term Loan,
Tranche A, 5.53%, 9/28/10 1,2                                               6,000,000          5,725,002
---------------------------------------------------------------------------------------------------------
Astoria Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.86%-7.225%, 3/26/12 2                                                    10,000,000         10,174,999
---------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.951%, 8/26/09 1,2                                    10,904,925         11,733,699
---------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
5.34%, 10/7/06 2                                                            6,429,730          6,461,878
---------------------------------------------------------------------------------------------------------
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.975%, 5/25/11 1,2                                                        15,000,000         15,187,500
---------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan,
4/5/11 1,2,3                                                                2,000,000          2,032,708
---------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan,
5.09%-5.47%, 4/5/11 1,2                                                     9,165,648          9,315,543
---------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 1.139%, 10/20/05 1,4,5                                     4,500,000          4,241,250
---------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
5.93%-7.869%, 6/23/10 1,2                                                   8,831,728          9,120,967
---------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Linked Certificate of Deposit,
5.87%, 6/23/10 1,2                                                          5,003,514          5,169,881
---------------------------------------------------------------------------------------------------------
Orion Power MidWest LP, Sr. Sec. Credit Facilities Term Loan,
5.56%-7.377%, 10/28/05 1,2                                                  1,536,061          1,537,020
---------------------------------------------------------------------------------------------------------
Quachita Power LLC, Sr. Sec. Credit Facilities Term Loan, 4.71%,
8/30/07 1,2                                                                 6,532,101          6,238,156
---------------------------------------------------------------------------------------------------------
Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan,
4.84%-4.89%, 1/1/05 2                                                      10,000,000         10,100,000
---------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 5.84%-6.04%, 3/15/07 1,2                                         8,702,122          8,863,112
---------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Credit Facilities Term Loan,
5.84%-6.04%, 3/15/07 1,2                                                    5,082,061          5,173,118
---------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr.
Sec. Credit Facilities Term Loan, 6.02%, 6/22/11 1,2                       27,000,001         27,270,000
                                                                                         ----------------
                                                                                             167,718,386
---------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
La Grange Acquisition LP, Sr. Sec. Credit Facilities Term Loan,
4.84%, 1/31/08 1,2                                                          5,000,000          5,082,815
---------------------------------------------------------------------------------------------------------
Nui Corp., Sr. Sec. Credit Facilities Term Loan, 8%, 11/22/04 1,2           6,270,492          6,294,006
---------------------------------------------------------------------------------------------------------
Nui Corp., Sr. Sec. Credit Facilities Term Loan, Tranch B, 8%,
11/20/05 1,2                                                                  370,370            371,759
---------------------------------------------------------------------------------------------------------
NUI Utilities, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.75%, 5/20/05 1,2                                                       1,388,889          1,394,097
---------------------------------------------------------------------------------------------------------
NUI Utilities, Inc., Sr. Sec. Credit Facilities Term Loan, 7%,
11/22/04 1,2                                                                1,229,508          1,234,119
                                                                                         ----------------
                                                                                              14,376,796
---------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.59%, 4/1/09 2                                      15,000,000         15,091,875
                                                                                         ----------------
Total Corporate Loans (Cost $1,789,280,411)                                                1,796,958,109
---------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--1.3%
---------------------------------------------------------------------------------------------------------
Advanstar Communications, Inc., 10.75% Sr. Sec. Nts., 8/15/10               5,000,000          5,600,000
---------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
5% Sr. Nts., 7/1/07                                                         3,000,000          3,000,000
5.375% Sr. Unsec. Nts., 11/15/06                                            5,000,000          5,037,500
---------------------------------------------------------------------------------------------------------
Unova, Inc.:
6.875% Unsec. Nts., 3/15/05 1                                               2,500,000          2,543,750
7% Unsec. Nts., 3/15/08 1                                                   5,250,000          5,433,750
                                                                                         ----------------
Total Corporate Bonds and Notes (Cost $21,177,379)                                            21,615,000

                                                                              Shares
---------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
---------------------------------------------------------------------------------------------------------
Superior TeleCom, Inc., 9.50% Cv., Series A, Non-Vtg. 1,5
(Cost $60,318)                                                                 60,317             44,031
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.2%
---------------------------------------------------------------------------------------------------------
360networks, Inc. 1,5                                                         112,326            365,060
---------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                     214,750          3,704,433
                                                                                         ----------------
Total Common Stocks (Cost $2,974,374)                                                          4,069,493
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,813,492,482)                               106.0%     1,822,686,633
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (6.0)      (103,499,231)
                                                                      -----------------------------------
Net Assets                                                                      100.0%   $ 1,719,187,402
                                                                      ===================================

Footnotes to Statement of Investments

1. Illiquid security.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after November 30, 2004.

4. Issue is in default.

5. Non-income producing security.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,814,090,224
                                              ===============

Gross unrealized appreciation                 $   17,771,638
Gross unrealized depreciation                     (9,175,229)
                                              ---------------
Net unrealized appreciation                   $    8,596,409
                                              ===============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)